Shareholder Report	6 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	INVESTMENT MANAGERS SERIES TRUST II
Entity Central Index Key	0001587982
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000230760 [Member]
Shareholder Report [Line Items]
Fund Name	Abraham Fortress Fund
Class Name	Class I
Trading Symbol	FORTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Abraham Fortress Fund (“Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/abraham/. You can also request this information by contacting us at (844) 323-8200.
Additional Information Phone Number	(844) 323-8200
Additional Information Website	https://funddocs.filepoint.com/abraham/
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Abraham Fortress Fund (Class I/FORTX)	$37	0.74%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.74%	[1]
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
For the six-month period ending December 31, 2024, the Abraham Fortress Fund had positive performance of 0.40% in FORTX. Over that period, the Fund invested in approximately 50% Equities and 20% Fixed Income, and the remaining 30% of the portfolio’s cash was committed to Diversifying Strategies.
In equities, the Fund invested 70% split between US individual stocks, S&P 500 futures contracts, and Russell 2000 futures contracts. The remaining 30% went to EAFE futures contracts, giving us exposure to non-US equities. The Fund maintained its higher exposure to US utility stocks. Fixed Income consisted of US Treasury Notes with a duration of 8 years. Diversifying Strategies included 7 external funds that generally invest in global futures markets, and the funds are considered liquid alternatives, and we continue to access these through a swap agreement with Deutsche Bank. The Fund’s swap position is collateralized with short-term treasury instruments. Additionally, Diversifying Strategies included a long position in gold futures, which ranged from 10-15% long notional exposure during the last 6 months, as well as long positions in both crude oil and natural gas.
TOP PERFORMANCE CONTRIBUTORS
Contributor #1 – The Fund’s US stock exposure was the top performing investment in the Fund.
Contributor #2 – The Fund’s gold position, which is included in the Diversifying Strategies, continued to be a standout investment in the last 6 months of the year. Gold rose almost 28% during 2024.
Contributor #3 – Fixed Income was a small contributor. Our exposure only included US government debt.
TOP PERFORMANCE DETRACTORS
Detractor #1 – As a whole, the external funds in the Diversifying Strategies were the biggest negative performers. Market volatility[1] (measured in standard deviation) was unusually low, around 30-35% less than average. Lower volatility doesn’t provide price movement, so it can be challenging for active managers to capture profit opportunities. However, we continue to believe their diversification is critical to controlling volatility and balancing out the portfolio’s equity exposure.
Detractor #2 – The Fund has lower stock exposure compared to our 70/30 benchmark and many of our competitors. As a result, when equity markets are up over 20% annually, we expect the Fund to lag its benchmarks.
Today, the Fund’s portfolio includes:
1.    51% Stock exposure
2.   19% Fixed Income exposure, with an 8-year duration
3.    30% Diversifying Strategies invested in T-bills to collateralize our positions in either futures or the DB swap that gives us access to the external funds. Our futures trades include a 10% notional long allocation to gold. The notional exposure in the Diversifying Strategies typically ranges between 50-70%.
As a reminder to investors, the Fund’s portfolio includes some leverage, which is why the portfolio’s total notional exposure is more than 100%. The portfolio’s notional exposure is accessed through derivatives instruments, such as futures and swaps. The futures and swaps are collateralized with T-bills, which explains the large positions in T-bills that appear on our quarterly holding reports.
For now, geopolitical risks remain top of mind for us as major world powers vie for geographical power and economic success. Equities are usually most sensitive to those risks. The US Fed will likely lower rates further in 2025, but many are expecting a pause next year. Lower rates will continue to support equity and fixed income markets. We believe increasing sovereign debt is a major market risk as countries continue to increase their debt-to-GDP ratios. Many experts have warned of the consequences of uncontrolled debt growth, but those consequences have never materialized. However, when we study countries that have fallen into a debt spiral and off the fiat cliff, make note that it can be a quick death, usually taking less than 60 days for a currency to collapse. Some lucky countries emerge with persistently high inflation, like Turkey or Argentina, and experience corrosive effects of high inflation for decades. Regardless, there are real consequences to uncontrolled money supply expansion, and the Fund’s investments reflect a defensive posture against these possible market outcomes. The US stock market has outperformed global stocks again in 2024, but much of that outperformance was concentrated in tech stocks, specifically the Magnificent 7. Further, positive market performance has been undercut by persistent inflation.
We continue to find confidence and comfort in the Fund’s diversification approach. Today’s market uncertainty demands a strategy that can repeatedly weather financial storms as well as identify and properly size investments when opportunities present themselves. You work hard for your money, and we always want to work hard to help you keep it. We appreciate your investment in the Fortress Fund. Please reach out if you have any questions or concerns. The Abraham Trading team wishes you and yours a happy and healthy Happy New Year.
[1] Volatility is the measure of how much an investment fluctuates. In this instance, it is measured by standard deviation.
FORTX Volatility Comparisons – reflects Class I Shares fees
Volatility (Standard Deviation)	Fund	70/30 Portfolio	MSCI ACWI Index	U.S. Aggregate Bond Index
1-Year (12/31/2023 - 12/31/2024)	7.56%	7.88%	10.57%	5.43%
Since Inception (07/26/2018 - 12/31/2024)	8.38%	12.69%	16.74%	5.90%

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	6 Months	1 Year	5 Years[1]	Since Inception[1]
Abraham Fortress Fund (Class I/FORTX)	0.40%	10.83%	7.37%	6.65%
70/30 Blended Index	4.48%	12.43%	7.09%	7.28%
MSCI ACWI Index	5.56%	17.49%	10.06%	9.56%
Bloomberg U.S. Aggregate Bond Index	1.98%	1.25%	-0.33%	1.33%
[1]
Class I shares commenced operations on July 26, 2018 and the performance figures include the performance of the Abraham Fortress Fund, LP (the CFTC regulated Predecessor Fund), prior to October 13, 2021.

Performance Inception Date	Jul. 26, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.abrahamtrading.com/performance for the most recent performance information.
Net Assets	$ 81,309,904
Holdings Count | Holding	229
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$81,309,904
Total number of portfolio holdings	229
Portfolio turnover rate as of the end of the reporting period	10%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term money market holdings, if any. The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
United States Treasury Bill, 4.415%, 1/23/2025	21.4%
United States Treasury Bill, 4.316%, 2/20/2025	15.8%
United States Treasury Bill, 4.162%, 3/20/2025	10.6%
United States Treasury Note, 2.875%, 5/15/2032	4.9%
United States Treasury Note, 3.375%, 5/15/2033	4.8%
United States Treasury Note, 4.125%, 11/15/2032	4.8%
United States Treasury Note, 4.500%, 11/15/2033	4.8%
United States Treasury Bill, 4.142%, 1/16/2025	2.8%
United States Treasury Bill, 4.165%, 1/30/2025	2.2%
Apple, Inc.	2.1%
Asset Allocation
U.S. Treasury Bills	54.3%
Common Stocks	26.2%
U.S. Treasury Notes	19.3%
Short-Term Investments	0.0%
Other Assets in Excess of Liabilities	0.2%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
United States Treasury Bill, 4.415%, 1/23/2025	21.4%
United States Treasury Bill, 4.316%, 2/20/2025	15.8%
United States Treasury Bill, 4.162%, 3/20/2025	10.6%
United States Treasury Note, 2.875%, 5/15/2032	4.9%
United States Treasury Note, 3.375%, 5/15/2033	4.8%
United States Treasury Note, 4.125%, 11/15/2032	4.8%
United States Treasury Note, 4.500%, 11/15/2033	4.8%
United States Treasury Bill, 4.142%, 1/16/2025	2.8%
United States Treasury Bill, 4.165%, 1/30/2025	2.2%
Apple, Inc.	2.1%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000230762 [Member]
Shareholder Report [Line Items]
Fund Name	Abraham Fortress Fund
Class Name	Class K
Trading Symbol	FORKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Abraham Fortress Fund (“Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/abraham/. You can also request this information by contacting us at (844) 323-8200.
Additional Information Phone Number	(844) 323-8200
Additional Information Website	https://funddocs.filepoint.com/abraham/
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Abraham Fortress Fund (Class K/FORKX)	$33	0.65%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%	[2]
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
For the six-month period ending December 31, 2024, the Abraham Fortress Fund had positive performance of 0.48% in FORKX. Over that period, the Fund invested in approximately 50% Equities and 20% Fixed Income, and the remaining 30% of the portfolio’s cash was committed to Diversifying Strategies.
In equities, the Fund invested 70% split between US individual stocks, S&P 500 futures contracts, and Russell 2000 futures contracts. The remaining 30% went to EAFE futures contracts, giving us exposure to non-US equities. The Fund maintained its higher exposure to US utility stocks. Fixed Income consisted of US Treasury Notes with a duration of 8 years. Diversifying Strategies included 7 external funds that generally invest in global futures markets, and the funds are considered liquid alternatives, and we continue to access these through a swap agreement with Deutsche Bank. The Fund’s swap position is collateralized with short-term treasury instruments. Additionally, Diversifying Strategies included a long position in gold futures, which ranged from 10-15% long notional exposure during the last 6 months, as well as long positions in both crude oil and natural gas.
TOP PERFORMANCE CONTRIBUTORS
Contributor #1 – The Fund’s US stock exposure was the top performing investment in the Fund.
Contributor #2 – The Fund’s gold position, which is included in the Diversifying Strategies, continued to be a standout investment in the last 6 months of the year. Gold rose almost 28% during 2024.
Contributor #3 – Fixed Income was a small contributor. Our exposure only included US government debt.
TOP PERFORMANCE DETRACTORS
Detractor #1 – As a whole, the external funds in the Diversifying Strategies were the biggest negative performers. Market volatility[1] (measured in standard deviation) was unusually low, around 30-35% less than average. Lower volatility doesn’t provide price movement, so it can be challenging for active managers to capture profit opportunities. However, we continue to believe their diversification is critical to controlling volatility and balancing out the portfolio’s equity exposure.
Detractor #2 – The Fund has lower stock exposure compared to our 70/30 benchmark and many of our competitors. As a result, when equity markets are up over 20% annually, we expect the Fund to lag its benchmarks.
Today, the Fund’s portfolio includes:
1.    51% Stock exposure
2.   19% Fixed Income exposure, with an 8-year duration
3.   30% Diversifying Strategies invested in T-bills to collateralize our positions in either futures or the DB swap that gives us access to the external funds. Our futures trades include a 10% notional long allocation to gold. The notional exposure in the Diversifying Strategies typically ranges between 50-70%.
As a reminder to investors, the Fund’s portfolio includes some leverage, which is why the portfolio’s total notional exposure is more than 100%. The portfolio’s notional exposure is accessed through derivatives instruments, such as futures and swaps. The futures and swaps are collateralized with T-bills, which explains the large positions in T-bills that appear on our quarterly holding reports.
For now, geopolitical risks remain top of mind for us as major world powers vie for geographical power and economic success. Equities are usually most sensitive to those risks. The US Fed will likely lower rates further in 2025, but many are expecting a pause next year. Lower rates will continue to support equity and fixed income markets. We believe increasing sovereign debt is a major market risk as countries continue to increase their debt-to-GDP ratios. Many experts have warned of the consequences of uncontrolled debt growth, but those consequences have never materialized. However, when we study countries that have fallen into a debt spiral and off the fiat cliff, make note that it can be a quick death, usually taking less than 60 days for a currency to collapse. Some lucky countries emerge with persistently high inflation, like Turkey or Argentina, and experience corrosive effects of high inflation for decades. Regardless, there are real consequences to uncontrolled money supply expansion, and the Fund’s investments reflect a defensive posture against these possible market outcomes. The US stock market has outperformed global stocks again in 2024, but much of that outperformance was concentrated in tech stocks, specifically the Magnificent 7. Further, positive market performance has been undercut by persistent inflation.
We continue to find confidence and comfort in the Fund’s diversification approach. Today’s market uncertainty demands a strategy that can repeatedly weather financial storms as well as identify and properly size investments when opportunities present themselves. You work hard for your money, and we always want to work hard to help you keep it. We appreciate your investment in the Fortress Fund. Please reach out if you have any questions or concerns. The Abraham Trading team wishes you and yours a happy and healthy Happy New Year.
[1] Volatility is the measure of how much an investment fluctuates. In this instance, it is measured by standard deviation.
FORKX Volatility Comparisons – reflects Class K Shares fees
Volatility (Standard Deviation)	Fund	70/30 Portfolio	MSCI ACWI Index	U.S. Aggregate Bond Index
1-Year (12/31/2023 - 12/31/2024)	7.56%	7.88%	10.57%	5.43%
Since Inception (07/26/2018 - 12/31/2024)	8.39%	12.69%	16.74%	5.90%

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $25,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $25,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	6 Months	1 Year	5 Years	Since Inception[1]
Abraham Fortress Fund (Class K/FORKX)	0.48%	10.90%	7.48%	6.77%
70/30 Blended Index	4.48%	12.43%	7.09%	7.28%
MSCI ACWI Index	5.56%	17.49%	10.06%	9.56%
Bloomberg U.S. Aggregate Bond Index	1.98%	1.25%	-0.33%	1.33%
[1]
Class K shares commenced operations on July 26, 2018 and the performance figures include the performance of the Abraham Fortress Fund, LP (the CFTC regulated Predecessor Fund), prior to October 13, 2021.

Performance Inception Date	Jul. 26, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.abrahamtrading.com/performance for the most recent performance information.
Net Assets	$ 81,309,904
Holdings Count | Holding	229
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$81,309,904
Total number of portfolio holdings	229
Portfolio turnover rate as of the end of the reporting period	10%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term money market holdings, if any. The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
United States Treasury Bill, 4.415%, 1/23/2025	21.4%
United States Treasury Bill, 4.316%, 2/20/2025	15.8%
United States Treasury Bill, 4.162%, 3/20/2025	10.6%
United States Treasury Note, 2.875%, 5/15/2032	4.9%
United States Treasury Note, 3.375%, 5/15/2033	4.8%
United States Treasury Note, 4.125%, 11/15/2032	4.8%
United States Treasury Note, 4.500%, 11/15/2033	4.8%
United States Treasury Bill, 4.142%, 1/16/2025	2.8%
United States Treasury Bill, 4.165%, 1/30/2025	2.2%
Apple, Inc.	2.1%
Asset Allocation
U.S. Treasury Bills	54.3%
Common Stocks	26.2%
U.S. Treasury Notes	19.3%
Short-Term Investments	0.0%
Other Assets in Excess of Liabilities	0.2%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
United States Treasury Bill, 4.415%, 1/23/2025	21.4%
United States Treasury Bill, 4.316%, 2/20/2025	15.8%
United States Treasury Bill, 4.162%, 3/20/2025	10.6%
United States Treasury Note, 2.875%, 5/15/2032	4.9%
United States Treasury Note, 3.375%, 5/15/2033	4.8%
United States Treasury Note, 4.125%, 11/15/2032	4.8%
United States Treasury Note, 4.500%, 11/15/2033	4.8%
United States Treasury Bill, 4.142%, 1/16/2025	2.8%
United States Treasury Bill, 4.165%, 1/30/2025	2.2%
Apple, Inc.	2.1%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.

[1]	Annualized.
[2]	Annualized.